INVESTMENTS - Equity securities without readily determinable fair values (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity securities without readily determinable fair values
Carrying value of equity securities without readily determinable fair values	¥ 369	¥ 375
Total consideration	7	13	¥ 0
Gain/(loss) on sale of equity securities without readily determinable fair values	3	8	0
Investment in equity securities without readily determinable fair value	¥ 15	¥ 8	¥ 10